Overview (Details Narrative)								12 Months Ended						13 Months Ended
	May 27, 2025 USD ($) $ / shares shares	Feb. 20, 2025 USD ($) shares	Dec. 27, 2024 USD ($) shares	Dec. 12, 2024 $ / shares shares	Nov. 21, 2024 $ / shares shares	Oct. 25, 2024 shares	Apr. 05, 2023 SGD ($) shares	Apr. 30, 2025 SGD ($)	[1]	Apr. 30, 2024 SGD ($) shares		Apr. 30, 2023 SGD ($)		Apr. 30, 2023 SGD ($)	Aug. 13, 2025 $ / shares	Apr. 30, 2025 USD ($) $ / shares shares	Mar. 19, 2025 shares	Jan. 10, 2025 shares
IfrsStatementLineItems [Line Items]
Equity interest percentage												60.00%		60.00%
Authorized shares capital																20,000,000,000
Par value per share | $ / shares																$ 0.000025
Cash | $								$ 200,000		$ 250,000	[2]	$ 350,000	[3]
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																$ 0.001
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Authorized shares capital																500,000,000
Divided ordinary shares										33,350,000						33,350,000
Authorized share capital | $																$ 500,000
Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Description for forward share split and changed in authorized share capital	the Company amended its memorandum of association to effect a 1:40 forward share split and changed the authorized share capital to USD500,000 divided into 20,000,000,000 ordinary shares with a par value of USD0.000025 each.
Initial Public Offering [Member] | Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.000025														$ 4.00
Initial Public Offering [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Authorized shares capital	20,000,000,000
Divided ordinary shares	20,000,000,000
Authorized share capital | $	$ 500,000
BNL Engineering Private Limited [member]
IfrsStatementLineItems [Line Items]
Share capital | $							$ 250,000
Issues shares held by Mr.Lim							100,000
Issued shares held by non-controlling interest							150,000
Issues shares held by Mr.Lim, value | $							$ 100,000
Issued shares held by non-controlling interest, value | $							150,000
Cash consideration on non-controlling interest | $							$ 200,000
Equity interest percentage							60.00%					60.00%		60.00%
Carrying amount of non-controlling interest acquired | $							$ 1,696,763							$ 1,696,763
Decrease in non-controlling interests | $							1,696,763
Decrease in equity attributable to owners of parent | $							$ 1,696,763
Mr. Lim Say Wei [Member]
IfrsStatementLineItems [Line Items]
Number of initial share transferred						1
XJL International Ltd [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage			76.30%														67.20%
Number of initial share transferred					1
Authorized shares capital					500,000,000
Par value per share | $ / shares					$ 0.001
Divided ordinary shares			762,998														672,000
Cash | $			$ 15,260
XJL International Ltd [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	4,468,800
Number of shares recapitalization	22,411,200
Elec Power Ltd [member]
IfrsStatementLineItems [Line Items]
Number of initial share transferred				1
Authorized shares capital				50,000
Par value per share | $ / shares				$ 1.00
Beyond Merchant Limited [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage			4.90%														4.90%
Divided ordinary shares			49,000														49,000
Cash | $			$ 9,800
Beyond Merchant Limited [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	325,850
Number of shares recapitalization	1,634,150
Key Stone Builders Group Limited [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage			4.90%														4.90%
Divided ordinary shares			49,000														49,000
Cash | $			$ 9,800
Number of shares surrendered	325,850
Number of shares recapitalization	1,634,150
Kingkey Holdings International Limited [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage			4.50%														4.50%
Divided ordinary shares			45,000														45,000
Cash | $			$ 9,000
Kingkey Holdings International Limited [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	299,250
Number of shares recapitalization	1,500,750
Canningale Investments Limited [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage			4.50%														4.50%
Divided ordinary shares			45,000														45,000
Cash | $			$ 9,000
Canningale Investments Limited [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	299,250
Number of shares recapitalization	1,500,750
Swift Build Solutions Group Limited [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage			4.90%														4.90%
Divided ordinary shares			49,000														49,000
Cash | $			$ 9,800
Number of shares surrendered	325,850
Number of shares recapitalization	1,634,150
Ms Cheng [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage																	2.70%	2.70%
Divided ordinary shares																	27,000	27,000
Mr Chi [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage																	3.00%	3.00%
Divided ordinary shares																	30,000	30,000
Number of shares surrendered	199,500
Number of shares recapitalization	1,000,500
Mr Chi [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	179,550
Number of shares recapitalization	900,450
Mr Choo [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage		3.40%															3.40%
Divided ordinary shares		34,000															34,000
Cash | $		$ 18,000
Mr Choo [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares surrendered	226,100
Number of shares recapitalization	1,133,900

[1]	On December 12, 2024, director’s loan amounted to SGD200,000 is capitalized by the allotment and issuance of 200,000 ordinary shares in the share capital of a subsidiary BNL to the director. Share capital of the subsidiary BNL increased from SGD500,000 to SGD700,000 after the capitalization of director’s loan.
[2]	BNL has a share capital of SGD250,000 as at April 30, 2023. On October 31, 2023, BNL’s share capital was increased by SGD250,000 through the issuance of new shares to Mr. Lim who is the sole shareholder of BNL. As a result, BNL’s share capital is SGD500,000 as at April 30, 2024.
[3]	Herlin has a share capital of SGD150,000 as at April 30, 2022. On July 30, 2022, Herlin’s share capital was increased by SGD350,000 through the issuance of new shares to Mr. Lim who is the sole shareholder of Herlin. As a result, Herlin’s share capital is SGD500,000 as at April 30, 2023.